Leases (Details) - Schedule of Weighted-Average Remaining Lease Term and Discount Rate	May 31, 2024	May 31, 2023
Schedule of Weighted-Average Remaining Lease Term and Discount Rate [Abstract]
Weighted-average remaining lease term (years)	1 year	2 years
Weighted-average discount rate	10.00%	10.00%